Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026	Mar. 31, 2025
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		¥ 15	¥ 21
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		15	21
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	1
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		10	15
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	4
30-59 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	6
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	6
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	0
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	1
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		3	5
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		78	80
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		69	63
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		44	38
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	5
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		10	11
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	9
90 Days or More Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	9	17
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		97	108
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		88	90
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		44	39
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7	6
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		23	31
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		14	15
Total Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	9	17
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		105,739	99,150
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		62,654	61,192
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		50,528	45,840
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,721	2,741
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,608	6,791
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,180	1,260
Current | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		552	3,693
Current | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,065	867
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	43,085	37,958
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		105,836	99,257
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		62,742	61,282
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		50,573	45,879
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,727	2,746
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,630	6,822
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,195	1,275
Total | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		552	3,693
Total | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,065	867
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 43,094	¥ 37,975

[1]	The majority of total foreign consist of corporate.